Acquisition of Thinking Tree Spirits (Details)		3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 25, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2024 shares	Apr. 30, 2024 $ / shares shares	Oct. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares shares
Acquisition of Thinking Tree Spirits [Line Items]
Shareholders paid			$ 670,686
Net amount			50,000
Common stock paid			$ 670,686
Price per share (in Dollars per share) | $ / shares					$ 157.89
Shares issued (in Shares) | shares			441,914		381,484				381,555
Shares equaled (in Shares) | shares			50,972
Purchase price payment			$ 670,686
Contingent value	$ 127,076	$ 584,203
Estimated fair value for payments		$ 1,254,889
Contingent earn out payment			127,076
Operating gain			(457,127)
Aggregate to payable			$ 2,400,000		$ 2,400,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001				$ 0.0001
Securing agreement amount			$ 395,000		$ 395,000
Additional cash payable			$ 395,000		$ 395,000
Shareholders additional shares (in Shares) | shares			83,407
Common Stock [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Common stock paid			$ 670,686
Price per share (in Dollars per share) | $ / shares		$ 7.5	$ 13.16
Shares issued (in Shares) | shares			441,914		381,484
Shares equaled (in Shares) | shares			116,699
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001
TTS Brands [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Common stock, par value (in Dollars per share) | $ / shares			$ 1		$ 1
TTS Brands [Member] | Common Stock [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Shares issued (in Shares) | shares			50,972
Subsequent Event [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 4
True-up provision per unit	670,686
Shares equaled (in Shares) | shares	167,671
Number of original shares (in Shares) | shares	50,972
Conversion price per share (in Dollars per share) | $ / shares	$ 4
Subsequent Event [Member] | Maximum [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Shares equaled (in Shares) | shares	116,699
Common Stock [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Common stock paid			$ 670,686
Price per share (in Dollars per share) | $ / shares			$ 13.16
Shares issued (in Shares) | shares					2,399,090		2,399,090
Common stock		$ 670,686
Common stock payable			$ 800,000		$ 800,000
Common stock, par value (in Dollars per share) | $ / shares			$ 1		$ 1
IPO [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 4				$ 10
Shares equaled (in Shares) | shares			167,671
IPO [Member] | Common Stock [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Shares issued (in Shares) | shares						134,137
IPO [Member] | TTS Brands [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 5
IPO [Member] | Subsequent Event [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 4
IPO [Member] | Common Stock [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Shares issued (in Shares) | shares					134,137